Other Receivables (Details) - Schedule of Other Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Receivables [Abstract]
Security deposits receivable	$ 121	$ 130
Prepayments	102	170
Taxation Receivable	3,793	4,246
Total Other Receivable	$ 4,016	$ 4,546